Vanguard Russell 1000 Index Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Consumer Discretionary (14.6%)
*	Amazon.com Inc.	51,169	90,829
	Walt Disney Co.	217,089	28,664
	Home Depot Inc.	140,496	26,673
	Comcast Corp. Class A	558,799	22,911
	McDonald's Corp.	96,608	19,154
*	Netflix Inc.	51,806	17,784
	Walmart Inc.	174,651	17,717
	Costco Wholesale Corp.	54,331	13,017
	NIKE Inc. Class B	153,112	11,811
	Starbucks Corp.	150,265	11,429
*	Booking Holdings Inc.	5,750	9,523
	Lowe's Cos. Inc.	99,910	9,320
*	Charter Communications Inc. Class A	21,087	7,946
	TJX Cos. Inc.	154,050	7,747
	General Motors Co.	162,905	5,431
	Target Corp.	65,485	5,268
	Ford Motor Co.	484,974	4,617
	Marriott International Inc. Class A	35,166	4,390
	Estee Lauder Cos. Inc. Class A	26,567	4,278
	Ross Stores Inc.	45,405	4,222
	Dollar General Corp.	33,043	4,206
	Yum! Brands Inc.	38,190	3,909
	eBay Inc.	106,903	3,841
*	O'Reilly Automotive Inc.	9,632	3,577
	VF Corp.	40,160	3,288
*	AutoZone Inc.	3,118	3,203
*,^ Tesla Inc.		17,116	3,169
	Hilton Worldwide Holdings Inc.	34,290	3,067
*	Dollar Tree Inc.	29,130	2,959
	Carnival Corp.	49,738	2,546
	Royal Caribbean Cruises Ltd.	20,714	2,522
	Las Vegas Sands Corp.	44,438	2,444
*	Ulta Beauty Inc.	7,018	2,340
	Omnicom Group Inc.	27,570	2,133
	Aptiv plc	32,292	2,068
*	Chipotle Mexican Grill Inc. Class A	3,026	1,997
*	Lululemon Athletica Inc.	11,844	1,961
	CBS Corp. Class B	40,296	1,946
	DR Horton Inc.	42,352	1,811
	Yum China Holdings Inc.	45,142	1,806
	Best Buy Co. Inc.	28,678	1,797
	Darden Restaurants Inc.	15,361	1,787
	Genuine Parts Co.	17,722	1,753
	Lennar Corp. Class A	34,138	1,695
	Expedia Group Inc.	14,563	1,675
*	CarMax Inc.	21,060	1,649
	Fox Corp. Class A	43,940	1,548
	MGM Resorts International	62,271	1,546
	Tractor Supply Co.	15,142	1,526

* Norwegian Cruise Line Holdings Ltd.	27,333	1,495
Domino's Pizza Inc.	5,143	1,437
Wynn Resorts Ltd.	12,774	1,371
Hasbro Inc.	14,347	1,365
Tiffany & Co.	15,093	1,345
Advance Auto Parts Inc.	8,662	1,343
* Burlington Stores Inc.	8,268	1,295
* NVR Inc.	383	1,226
* Henry Schein Inc.	18,848	1,215
Viacom Inc. Class B	40,065	1,163
* Liberty Broadband Corp.	11,568	1,135
Sirius XM Holdings Inc.	205,354	1,090
Garmin Ltd.	14,238	1,089
Vail Resorts Inc.	4,975	1,070
* Live Nation Entertainment Inc.	17,243	1,049
* Mohawk Industries Inc.	7,733	1,048
Aramark	29,883	1,040
* Wayfair Inc.	7,164	1,032
Tapestry Inc.	35,658	1,018
Interpublic Group of Cos. Inc.	47,816	1,015
* LKQ Corp.	39,380	1,010
Nielsen Holdings plc	44,233	1,005
Kohl's Corp.	20,332	1,003
* DISH Network Corp. Class A	27,696	1,000
* Bright Horizons Family Solutions Inc.	7,137	978
PulteGroup Inc.	31,211	968
Service Corp. International	21,621	949
KAR Auction Services Inc.	16,728	940
Lear Corp.	7,839	933
* Discovery Communications Inc. Class A	34,091	929
BorgWarner Inc.	25,992	922
* ServiceMaster Global Holdings Inc.	16,850	910
Whirlpool Corp.	7,762	892
* Liberty Media Corp-Liberty Formula One	23,740	886
Pool Corp.	4,871	876
Fortune Brands Home & Security Inc.	17,596	846
* WABCO Holdings Inc.	6,453	845
PVH Corp.	9,329	795
Macy's Inc.	38,151	785
* Liberty Media Corp-Liberty SiriusXM Class C	20,899	755
Dunkin' Brands Group Inc.	10,166	755
Newell Brands Inc.	54,092	726
* GCI Liberty Inc. Class A	12,406	721
* Grand Canyon Education Inc.	5,874	704
Gentex Corp.	32,829	701
* Discovery Communications Inc.	26,989	692
Ralph Lauren Corp. Class A	6,533	687
* Madison Square Garden Co. Class A	2,303	681
Fox Corp. Class B	19,465	676
H&R Block Inc.	25,503	669
Harley-Davidson Inc.	20,429	668
Hanesbrands Inc.	44,745	664
* Qurate Retail Group Inc. QVC Group Class A	51,934	651
Wyndham Hotels & Resorts Inc.	12,159	649
L Brands Inc.	28,372	637
* Caesars Entertainment Corp.	71,400	628
^ Williams-Sonoma Inc.	10,161	594

Polaris Industries Inc.	7,384	590
Cable One Inc.	521	582
* Capri Holdings Ltd.	17,627	573
Toll Brothers Inc.	16,231	564
Leggett & Platt Inc.	15,869	564
* Under Armour Inc. Class A	24,619	561
Foot Locker Inc.	14,234	560
* TripAdvisor Inc.	12,950	547
News Corp. Class A	47,089	536
Tribune Media Co. Class A	10,653	493
Coty Inc. Class A	39,905	492
Gap Inc.	26,338	492
Cinemark Holdings Inc.	12,729	484
Carter's Inc.	5,731	482
Nordstrom Inc.	14,317	448
* Under Armour Inc. Class C	21,846	442
* Liberty Broadband Corp. Class A	4,527	441
Wendy's Co.	23,796	438
* Skechers U.S.A. Inc. Class A	15,576	435
Six Flags Entertainment Corp.	8,794	434
* Mattel Inc.	43,668	430
Brunswick Corp.	10,360	430
* frontdoor Inc.	10,095	406
Extended Stay America Inc.	22,545	386
* Tempur Sealy International Inc.	5,867	374
Goodyear Tire & Rubber Co.	27,827	373
Columbia Sportswear Co.	3,839	360
* Liberty Media Corp-Liberty SiriusXM Class A	9,975	359
Graham Holdings Co. Class B	502	342
Hyatt Hotels Corp. Class A	4,709	340
Choice Hotels International Inc.	4,035	332
Thor Industries Inc.	6,380	329
AMERCO	852	314
* AMC Networks Inc. Class A	5,586	295
Dick's Sporting Goods Inc.	8,522	294
* Hilton Grand Vacations Inc.	11,374	289
* AutoNation Inc.	6,439	254
* 2U Inc.	6,523	248
* Floor & Decor Holdings Inc. Class A	6,961	247
John Wiley & Sons Inc. Class A	5,332	223
Adient plc	11,503	199
* Urban Outfitters Inc.	8,398	189
News Corp. Class B	16,074	187
Lions Gate Entertainment Corp. Class B	13,479	185
Penske Automotive Group Inc.	4,064	174
* Kontoor Brands Inc.	5,568	163
Viacom Inc. Class A	4,454	152
* Visteon Corp.	3,413	152
International Game Technology plc	11,571	150
* Liberty Media Corp-Liberty Formula One Class A	3,983	145
* Garrett Motion Inc.	9,009	139
Lennar Corp. Class B	3,005	119
* Michaels Cos. Inc.	11,275	103
Lions Gate Entertainment Corp. Class A	5,859	87
		464,998
Consumer Staples (6.0%)
Procter & Gamble Co.	309,807	31,882

Coca-Cola Co.	475,628	23,368
PepsiCo Inc.	176,128	22,544
Philip Morris International Inc.	193,231	14,904
Altria Group Inc.	235,456	11,552
Mondelez International Inc. Class A	177,738	9,038
CVS Health Corp.	159,727	8,365
Colgate-Palmolive Co.	105,950	7,376
Kimberly-Clark Corp.	42,654	5,455
Walgreens Boots Alliance Inc.	100,678	4,968
Sysco Corp.	58,295	4,012
General Mills Inc.	73,645	3,641
Constellation Brands Inc. Class A	19,257	3,398
* Monster Beverage Corp.	49,503	3,062
Tyson Foods Inc. Class A	36,121	2,741
Archer-Daniels-Midland Co.	69,401	2,660
McCormick & Co. Inc.	15,255	2,380
Clorox Co.	15,881	2,363
Hershey Co.	17,413	2,298
Church & Dwight Co. Inc.	30,261	2,252
Kroger Co.	98,422	2,245
Kraft Heinz Co.	74,835	2,069
JM Smucker Co.	13,640	1,658
Brown-Forman Corp. Class B	33,022	1,650
Kellogg Co.	30,763	1,617
Conagra Brands Inc.	59,854	1,602
Hormel Foods Corp.	33,562	1,325
Molson Coors Brewing Co. Class B	21,495	1,182
Lamb Weston Holdings Inc.	18,131	1,074
* US Foods Holding Corp.	26,766	925
Bunge Ltd.	17,497	915
* Post Holdings Inc.	8,034	844
^ Campbell Soup Co.	21,590	784
Keurig Dr Pepper Inc.	22,934	647
Ingredion Inc.	8,283	631
* Herbalife Nutrition Ltd.	13,798	577
Casey's General Stores Inc.	4,355	562
Flowers Foods Inc.	22,639	506
Brown-Forman Corp. Class A	7,925	390
* TreeHouse Foods Inc.	6,889	359
Energizer Holdings Inc.	8,138	333
* Sprouts Farmers Market Inc.	15,481	310
Nu Skin Enterprises Inc. Class A	6,560	306
Spectrum Brands Holdings Inc.	4,852	256
* Hain Celestial Group Inc.	10,922	223
* Pilgrim's Pride Corp.	6,344	162
Seaboard Corp.	32	131
		191,542
Energy (4.7%)
Exxon Mobil Corp.	526,935	37,291
Chevron Corp.	236,902	26,971
ConocoPhillips	141,673	8,353
Schlumberger Ltd.	172,554	5,986
EOG Resources Inc.	71,863	5,884
Kinder Morgan Inc.	242,109	4,830
Occidental Petroleum Corp.	93,902	4,673
Anadarko Petroleum Corp.	62,637	4,408
Phillips 66	51,148	4,133

	Williams Cos. Inc.	148,174	3,909
	Marathon Petroleum Corp.	83,312	3,832
	Valero Energy Corp.	52,658	3,707
	ONEOK Inc.	50,917	3,239
	Pioneer Natural Resources Co.	21,030	2,985
	Concho Resources Inc.	24,160	2,368
	Halliburton Co.	108,711	2,314
	Diamondback Energy Inc.	19,501	1,912
	Hess Corp.	32,516	1,816
*	Cheniere Energy Inc.	28,631	1,809
	Devon Energy Corp.	57,974	1,459
	Baker Hughes a GE Co. Class A	63,876	1,368
	Marathon Oil Corp.	102,879	1,353
	Cabot Oil & Gas Corp.	52,763	1,320
	Noble Energy Inc.	59,563	1,275
	Apache Corp.	47,366	1,235
	Targa Resources Corp.	28,043	1,079
	National Oilwell Varco Inc.	47,562	992
	HollyFrontier Corp.	19,867	755
	Cimarex Energy Co.	12,335	705
	Helmerich & Payne Inc.	13,267	649
*	First Solar Inc.	10,169	590
	EQT Corp.	32,023	586
*	Parsley Energy Inc. Class A	32,726	584
*	WPX Energy Inc.	49,500	533
	Equitrans Midstream Corp.	26,185	520
	Murphy Oil Corp.	20,703	514
	Valvoline Inc.	23,980	418
*	Transocean Ltd.	65,702	407
	PBF Energy Inc. Class A	14,631	386
*	Continental Resources Inc.	10,662	373
*	Apergy Corp.	9,282	288
	Patterson-UTI Energy Inc.	25,383	270
*,^ Chesapeake Energy Corp.		123,489	237
	Range Resources Corp.	26,381	206
*	Whiting Petroleum Corp.	11,184	206
*	Antero Resources Corp.	30,217	199
	Arcosa Inc.	5,823	197
*	QEP Resources Inc.	28,489	197
*	Centennial Resource Development Inc. Class A	23,043	182
*	CNX Resources Corp.	23,058	178
	Kosmos Energy Ltd.	28,602	176
	SM Energy Co.	12,416	144
	Nabors Industries Ltd.	41,848	99
*	Extraction Oil & Gas Inc.	13,587	46
	RPC Inc.	6,001	45
			150,191
Financial Services (21.0%)
*	Berkshire Hathaway Inc. Class B	241,078	47,594
	JPMorgan Chase & Co.	396,916	42,057
	Visa Inc. Class A	219,152	35,356
	Bank of America Corp.	1,122,939	29,870
	Mastercard Inc. Class A	113,048	28,430
	Wells Fargo & Co.	514,314	22,820
	Citigroup Inc.	295,449	18,362
*	PayPal Holdings Inc.	145,968	16,020
	American Tower Corp.	54,620	11,403

American Express Co.	86,914	9,970
US Bancorp	189,683	9,522
CME Group Inc.	43,967	8,447
Chubb Ltd.	57,081	8,338
Goldman Sachs Group Inc.	43,401	7,920
PNC Financial Services Group Inc.	57,350	7,298
Crown Castle International Corp.	51,590	6,707
S&P Global Inc.	30,931	6,616
BlackRock Inc.	15,106	6,277
Simon Property Group Inc.	38,385	6,222
Charles Schwab Corp.	149,443	6,218
Morgan Stanley	151,165	6,151
Marsh & McLennan Cos. Inc.	63,132	6,035
Prologis Inc.	78,052	5,750
Intercontinental Exchange Inc.	69,856	5,743
Progressive Corp.	72,054	5,712
American International Group Inc.	110,618	5,649
Aon plc	29,895	5,383
Equinix Inc.	10,292	5,000
Capital One Financial Corp.	58,018	4,982
Fidelity National Information Services Inc.	40,526	4,875
Travelers Cos. Inc.	32,940	4,795
Aflac Inc.	92,863	4,764
Prudential Financial Inc.	51,447	4,753
Bank of New York Mellon Corp.	110,551	4,719
MetLife Inc.	101,394	4,685
BB&T Corp.	96,741	4,523
* Worldpay Inc. Class A	37,176	4,522
Public Storage	18,443	4,387
* Fiserv Inc.	49,481	4,248
Allstate Corp.	41,244	3,939
Moody's Corp.	20,762	3,797
Welltower Inc.	46,316	3,762
AvalonBay Communities Inc.	17,264	3,505
Equity Residential	44,891	3,437
SunTrust Banks Inc.	56,301	3,379
Discover Financial Services	41,089	3,063
Global Payments Inc.	19,737	3,040
* SBA Communications Corp. Class A	13,957	3,020
Digital Realty Trust Inc.	25,552	3,008
Synchrony Financial	89,386	3,006
T. Rowe Price Group Inc.	28,855	2,918
Ventas Inc.	44,218	2,843
Willis Towers Watson plc	16,116	2,828
M&T Bank Corp.	17,464	2,787
Total System Services Inc.	22,337	2,759
* FleetCor Technologies Inc.	10,585	2,733
State Street Corp.	46,694	2,580
Realty Income Corp.	36,713	2,573
Fifth Third Bancorp	96,586	2,560
Boston Properties Inc.	19,269	2,521
Essex Property Trust Inc.	8,179	2,386
Ameriprise Financial Inc.	16,942	2,342
Hartford Financial Services Group Inc.	44,356	2,336
MSCI Inc. Class A	10,274	2,260
* Square Inc.	36,332	2,251
Northern Trust Corp.	25,096	2,146

Weyerhaeuser Co.	93,170	2,124
KeyCorp	127,786	2,041
Alexandria Real Estate Equities Inc.	13,854	2,028
First Republic Bank	20,515	1,990
Citizens Financial Group Inc.	59,256	1,931
Arthur J Gallagher & Co.	22,364	1,883
HCP Inc.	59,367	1,883
Cincinnati Financial Corp.	19,059	1,872
Regions Financial Corp.	130,896	1,810
* CBRE Group Inc. Class A	39,364	1,799
Equifax Inc.	14,841	1,794
Broadridge Financial Solutions Inc.	14,341	1,791
* Markel Corp.	1,685	1,784
Loews Corp.	34,592	1,777
Principal Financial Group Inc.	34,266	1,767
TD Ameritrade Holding Corp.	34,611	1,722
* First Data Corp. Class A	67,538	1,717
Huntington Bancshares Inc.	132,364	1,674
* Arch Capital Group Ltd.	48,075	1,655
Host Hotels & Resorts Inc.	91,069	1,649
WP Carey Inc.	19,734	1,638
Extra Space Storage Inc.	15,117	1,620
Mid-America Apartment Communities Inc.	14,091	1,609
Lincoln National Corp.	26,538	1,578
UDR Inc.	33,939	1,520
Annaly Capital Management Inc.	170,809	1,505
Cboe Global Markets Inc.	13,859	1,504
TransUnion	22,844	1,497
Ally Financial Inc.	50,586	1,460
Vornado Realty Trust	21,453	1,421
Comerica Inc.	20,409	1,405
E*TRADE Financial Corp.	30,676	1,374
MarketAxess Holdings Inc.	4,537	1,351
Duke Realty Corp.	44,420	1,337
* SVB Financial Group	6,632	1,336
Sun Communities Inc.	10,475	1,323
Raymond James Financial Inc.	15,802	1,305
Nasdaq Inc.	14,322	1,298
Equity LifeStyle Properties Inc.	10,641	1,295
FactSet Research Systems Inc.	4,642	1,291
Fidelity National Financial Inc.	32,744	1,262
Jack Henry & Associates Inc.	9,516	1,249
Regency Centers Corp.	18,908	1,247
Everest Re Group Ltd.	5,014	1,242
Invitation Homes Inc.	47,458	1,216
Franklin Resources Inc.	37,312	1,187
Federal Realty Investment Trust	9,080	1,187
* Alleghany Corp.	1,780	1,181
Reinsurance Group of America Inc. Class A	7,786	1,153
Camden Property Trust	11,059	1,143
WR Berkley Corp.	17,706	1,101
AGNC Investment Corp.	66,933	1,098
Torchmark Corp.	12,830	1,097
Iron Mountain Inc.	35,347	1,083
VEREIT Inc.	120,490	1,070
Western Union Co.	54,420	1,056
* Fair Isaac Corp.	3,558	1,053

	National Retail Properties Inc.	19,662	1,053
	Zions Bancorp NA	23,738	1,022
	Invesco Ltd.	51,036	997
	Gaming and Leisure Properties Inc.	25,132	992
	Apartment Investment & Management Co.	19,596	979
*	WEX Inc.	5,143	972
*	Euronet Worldwide Inc.	6,177	958
	Voya Financial Inc.	18,798	957
	VICI Properties Inc.	42,910	952
	Brown & Brown Inc.	28,762	908
	Kilroy Realty Corp.	12,301	907
	Omega Healthcare Investors Inc.	25,360	903
	Kimco Realty Corp.	50,877	885
	American Financial Group Inc.	8,865	871
	Liberty Property Trust	18,323	870
	RenaissanceRe Holdings Ltd.	4,986	870
	SL Green Realty Corp.	10,079	867
	LPL Financial Holdings Inc.	10,463	839
	Medical Properties Trust Inc.	46,339	824
	STORE Capital Corp.	23,893	818
	Alliance Data Systems Corp.	5,884	809
	Douglas Emmett Inc.	20,058	808
	Lamar Advertising Co. Class A	10,318	807
	SEI Investments Co.	16,044	806
	Unum Group	25,249	795
	East West Bancorp Inc.	18,572	793
*	Athene Holding Ltd. Class A	19,405	789
	People's United Financial Inc.	51,207	787
	Old Republic International Corp.	35,511	783
	American Campus Communities Inc.	16,850	781
	American Homes 4 Rent Class A	31,963	780
	CubeSmart	22,871	771
	New Residential Investment Corp.	50,187	765
	Signature Bank	6,556	751
	CyrusOne Inc.	12,717	751
	Commerce Bancshares Inc.	13,073	749
	Healthcare Trust of America Inc. Class A	25,790	743
	Starwood Property Trust Inc.	32,988	727
	Assurant Inc.	7,270	727
	EPR Properties	9,120	712
	Park Hotels & Resorts Inc.	25,545	706
	Jones Lang LaSalle Inc.	5,584	695
	First American Financial Corp.	13,320	688
	Cullen/Frost Bankers Inc.	7,383	674
	Popular Inc.	12,637	660
	Synovus Financial Corp.	20,602	658
	Hudson Pacific Properties Inc.	19,391	648
	Hanover Insurance Group Inc.	5,302	648
	Brixmor Property Group Inc.	37,528	644
	Erie Indemnity Co. Class A	2,998	638
*	Credit Acceptance Corp.	1,385	632
	CIT Group Inc.	13,087	622
	Jefferies Financial Group Inc.	35,080	620
*,^ Zillow Group Inc.		14,386	619
	Axis Capital Holdings Ltd.	10,259	611
	AXA Equitable Holdings Inc.	29,167	599
	Macerich Co.	16,489	599

PacWest Bancorp	15,916	578
New York Community Bancorp Inc.	58,004	576
Prosperity Bancshares Inc.	8,591	557
Affiliated Managers Group Inc.	6,640	557
JBG SMITH Properties	14,016	554
First Horizon National Corp.	40,832	548
Eaton Vance Corp.	14,198	543
* Brighthouse Financial Inc.	15,186	539
Pinnacle Financial Partners Inc.	10,123	536
Highwoods Properties Inc.	12,215	536
Assured Guaranty Ltd.	13,103	536
Sterling Bancorp	27,533	532
Life Storage Inc.	5,454	525
CoreSite Realty Corp.	4,461	521
* Western Alliance Bancorp	12,570	517
Webster Financial Corp.	11,636	515
Hospitality Properties Trust	20,638	513
* Howard Hughes Corp.	4,951	509
SLM Corp.	52,025	495
Wintrust Financial Corp.	7,287	494
Wyndham Destinations Inc.	12,184	485
Equity Commonwealth	14,576	475
FNB Corp.	42,132	463
Bank OZK	15,916	460
Spirit Realty Capital Inc.	10,702	457
Umpqua Holdings Corp.	28,273	452
Interactive Brokers Group Inc.	8,800	447
Weingarten Realty Investors	15,667	442
Rayonier Inc.	15,425	434
First Citizens BancShares Inc. Class A	1,027	431
First Hawaiian Inc.	17,307	431
Associated Banc-Corp	21,574	427
Lazard Ltd. Class A	13,696	427
Outfront Media Inc.	17,297	426
Apple Hospitality REIT Inc.	27,581	426
Chimera Investment Corp.	22,900	418
BankUnited Inc.	12,679	412
Bank of Hawaii Corp.	5,305	401
TCF Financial Corp.	20,832	397
Evercore Inc. Class A	5,128	396
* CoreLogic Inc.	10,063	394
White Mountains Insurance Group Ltd.	391	383
Navient Corp.	29,261	382
Legg Mason Inc.	10,701	381
Two Harbors Investment Corp.	30,809	376
MFA Financial Inc.	53,440	376
* Texas Capital Bancshares Inc.	6,361	364
Paramount Group Inc.	24,987	356
Corporate Office Properties Trust	12,377	345
BOK Financial Corp.	4,485	336
* Zillow Group Inc. Class A	7,652	324
Brandywine Realty Trust	21,253	321
Santander Consumer USA Holdings Inc.	13,869	311
Retail Properties of America Inc.	25,950	309
Taubman Centers Inc.	6,905	306
Morningstar Inc.	2,170	304
OneMain Holdings Inc.	9,960	298

Columbia Property Trust Inc.	13,831	296
Colony Capital Inc.	56,849	295
Brookfield Property REIT Inc. Class A	15,066	278
Empire State Realty Trust Inc.	16,414	252
SITE Centers Corp.	18,452	236
Senior Housing Properties Trust	29,185	230
Uniti Group Inc.	21,585	207
Mercury General Corp.	3,081	178
CNA Financial Corp.	3,783	170
BGC Partners Inc. Class A	31,270	147
American National Insurance Co.	919	104
Realogy Holdings Corp.	14,100	100
Virtu Financial Inc. Class A	4,288	99
TFS Financial Corp.	5,461	94
Retail Value Inc.	1,918	61
		667,725
Health Care (13.4%)
Johnson & Johnson	333,826	43,781
Pfizer Inc.	712,935	29,601
UnitedHealth Group Inc.	118,879	28,745
Merck & Co. Inc.	323,659	25,637
Abbott Laboratories	212,844	16,204
Medtronic plc	168,262	15,578
AbbVie Inc.	188,395	14,452
Thermo Fisher Scientific Inc.	49,901	13,323
Amgen Inc.	78,367	13,064
Eli Lilly & Co.	109,709	12,720
Danaher Corp.	78,091	10,309
Gilead Sciences Inc.	158,653	9,876
Bristol-Myers Squibb Co.	203,255	9,222
Anthem Inc.	32,359	8,995
* Celgene Corp.	87,245	8,183
Stryker Corp.	42,471	7,782
Becton Dickinson and Co.	32,938	7,689
Cigna Corp.	46,464	6,878
* Boston Scientific Corp.	171,301	6,580
* Intuitive Surgical Inc.	14,115	6,561
Zoetis Inc.	60,199	6,083
* Illumina Inc.	18,239	5,598
* Biogen Inc.	24,417	5,354
* Vertex Pharmaceuticals Inc.	31,680	5,265
Allergan plc	42,101	5,133
Baxter International Inc.	62,134	4,563
* Edwards Lifesciences Corp.	26,078	4,452
Humana Inc.	16,841	4,124
HCA Healthcare Inc.	33,969	4,109
* Regeneron Pharmaceuticals Inc.	10,024	3,024
* Alexion Pharmaceuticals Inc.	26,575	3,021
* IQVIA Holdings Inc.	21,571	2,930
* Centene Corp.	50,412	2,911
McKesson Corp.	23,807	2,908
Zimmer Biomet Holdings Inc.	25,277	2,880
* Align Technology Inc.	9,841	2,798
* Cerner Corp.	38,394	2,686
* IDEXX Laboratories Inc.	10,649	2,660
Agilent Technologies Inc.	39,595	2,655
* Veeva Systems Inc. Class A	15,489	2,390

* Laboratory Corp. of America Holdings	12,500	2,033
ResMed Inc.	17,417	1,988
* BioMarin Pharmaceutical Inc.	21,869	1,798
Cooper Cos. Inc.	5,992	1,784
* Incyte Corp.	21,743	1,710
* WellCare Health Plans Inc.	6,179	1,707
Teleflex Inc.	5,644	1,627
Quest Diagnostics Inc.	16,868	1,618
Cardinal Health Inc.	37,008	1,557
* Exact Sciences Corp.	14,857	1,540
AmerisourceBergen Corp. Class A	19,085	1,486
Dentsply Sirona Inc.	27,106	1,460
* Hologic Inc.	33,000	1,452
* Varian Medical Systems Inc.	11,337	1,431
STERIS plc	10,375	1,387
* ABIOMED Inc.	5,294	1,387
* DexCom Inc.	10,837	1,315
* Elanco Animal Health Inc.	41,232	1,290
Universal Health Services Inc. Class B	10,408	1,244
PerkinElmer Inc.	13,672	1,180
* Molina Healthcare Inc.	7,720	1,098
* Mylan NV	63,662	1,070
* QIAGEN NV	27,467	1,046
* Sage Therapeutics Inc.	6,066	1,043
West Pharmaceutical Services Inc.	9,050	1,037
* Ionis Pharmaceuticals Inc.	15,462	1,014
* Sarepta Therapeutics Inc.	8,327	948
* Neurocrine Biosciences Inc.	11,137	944
Bio-Techne Corp.	4,606	912
* Jazz Pharmaceuticals plc	7,264	912
* Seattle Genetics Inc.	13,439	874
* Bluebird Bio Inc.	6,712	805
* Alnylam Pharmaceuticals Inc.	11,885	802
* Catalent Inc.	17,616	802
* Insulet Corp.	7,236	794
Hill-Rom Holdings Inc.	8,205	789
* Bio-Rad Laboratories Inc. Class A	2,623	753
* Charles River Laboratories International Inc.	5,862	735
* Masimo Corp.	5,593	731
Encompass Health Corp.	12,140	715
* DaVita Inc.	16,411	713
* Exelixis Inc.	36,339	712
Perrigo Co. plc	15,429	648
Chemed Corp.	1,895	621
* PRA Health Sciences Inc.	7,044	611
* Nektar Therapeutics Class A	19,363	606
* Penumbra Inc.	3,859	551
Bruker Corp.	12,592	526
* United Therapeutics Corp.	5,460	458
* ICU Medical Inc.	1,967	419
* Alkermes plc	18,353	395
* Integra LifeSciences Holdings Corp.	8,374	390
* Acadia Healthcare Co. Inc.	10,298	332
Cantel Medical Corp.	4,415	303
* Agios Pharmaceuticals Inc.	6,536	302
* MEDNAX Inc.	10,360	255
* Premier Inc. Class A	6,202	228

*,^ Moderna Inc.		3,222	67
*	Quorum Health Corp.	35	—
			427,679
Materials & Processing (3.2%)
	Linde plc	68,528	12,373
	DowDuPont Inc.	282,305	8,616
	Ecolab Inc.	31,694	5,835
	Air Products & Chemicals Inc.	27,239	5,546
	Dow Inc.	94,100	4,400
	Sherwin-Williams Co.	10,353	4,343
	Ingersoll-Rand plc	30,429	3,601
	Newmont Goldcorp Corp.	101,479	3,358
	PPG Industries Inc.	30,033	3,143
	LyondellBasell Industries NV Class A	38,246	2,840
	Ball Corp.	41,578	2,552
	Fastenal Co.	71,379	2,183
	International Paper Co.	50,827	2,108
	Vulcan Materials Co.	16,323	2,039
	Nucor Corp.	37,850	1,817
	Freeport-McMoRan Inc.	179,639	1,744
	International Flavors & Fragrances Inc.	12,496	1,692
	Martin Marietta Materials Inc.	7,799	1,642
	Celanese Corp. Class A	15,830	1,503
	Masco Corp.	36,427	1,272
	FMC Corp.	16,617	1,221
	Lennox International Inc.	4,443	1,173
	CF Industries Holdings Inc.	28,663	1,153
	Eastman Chemical Co.	17,166	1,114
	Packaging Corp. of America	11,620	1,035
	Westrock Co.	31,250	1,019
	Mosaic Co.	43,538	935
*	Crown Holdings Inc.	16,162	896
	AptarGroup Inc.	7,790	882
	RPM International Inc.	16,299	872
	Albemarle Corp.	13,107	830
	Sealed Air Corp.	19,407	813
	Hexcel Corp.	10,578	770
*	Berry Global Group Inc.	16,202	762
	Sonoco Products Co.	12,038	744
	Royal Gold Inc.	8,202	722
	Reliance Steel & Aluminum Co.	8,447	703
	Versum Materials Inc.	13,585	698
	Steel Dynamics Inc.	27,358	688
	Owens Corning	13,582	658
	Bemis Co. Inc.	11,253	657
	Acuity Brands Inc.	5,053	625
*	Axalta Coating Systems Ltd.	25,966	610
	Watsco Inc.	3,865	608
	WR Grace & Co.	8,319	586
	Ashland Global Holdings Inc.	7,825	586
	Graphic Packaging Holding Co.	38,116	496
*	Alcoa Corp.	22,614	479
	Chemours Co.	21,837	461
	Armstrong World Industries Inc.	5,190	460
	Eagle Materials Inc.	5,309	457
	Huntsman Corp.	26,033	452
	Scotts Miracle-Gro Co.	4,798	430

	Olin Corp.	20,980	411
	Timken Co.	8,677	382
	Southern Copper Corp.	10,728	362
	NewMarket Corp.	921	356
	Domtar Corp.	7,343	309
	Owens-Illinois Inc.	18,758	300
*	Univar Inc.	14,670	294
	Valmont Industries Inc.	2,581	292
	Cabot Corp.	6,930	277
*	Element Solutions Inc.	28,479	269
	Silgan Holdings Inc.	9,226	267
	Westlake Chemical Corp.	4,664	267
	United States Steel Corp.	21,412	253
	GrafTech International Ltd.	7,068	70
*	Corteva Inc.	2,400	65
	Ardagh Group SA	2,043	29
			101,405
Other (0.0%)2
*	Uber Technologies Inc.	5,165	209
*	Pinterest Inc. Class A	638	16
*,§ Herbalife Ltd. CVR		1,316	13
*	Lyft Inc. Class A	197	11
*	Zoom Video Communications Inc. Class A	99	8
			257
Producer Durables (10.1%)
	Boeing Co.	66,570	22,741
	Union Pacific Corp.	90,017	15,013
	Honeywell International Inc.	90,530	14,875
	Accenture plc Class A	79,985	14,243
	United Technologies Corp.	100,742	12,724
	3M Co.	69,568	11,113
	Lockheed Martin Corp.	30,535	10,337
	General Electric Co.	1,071,472	10,115
	Automatic Data Processing Inc.	54,190	8,677
	Caterpillar Inc.	71,285	8,541
	United Parcel Service Inc. Class B	86,019	7,993
	CSX Corp.	96,652	7,198
	Norfolk Southern Corp.	33,298	6,498
	Raytheon Co.	35,671	6,225
	Northrop Grumman Corp.	19,556	5,930
	Waste Management Inc.	53,035	5,799
	Illinois Tool Works Inc.	41,106	5,740
	Deere & Co.	39,758	5,573
	General Dynamics Corp.	31,295	5,033
	FedEx Corp.	30,403	4,691
	Emerson Electric Co.	76,149	4,587
^	Johnson Controls International plc	113,209	4,361
	Roper Technologies Inc.	12,573	4,324
	Delta Air Lines Inc.	79,462	4,092
	Eaton Corp. plc	54,383	4,051
	Paychex Inc.	39,828	3,417
	Southwest Airlines Co.	63,103	3,004
	Verisk Analytics Inc. Class A	19,970	2,796
	Cummins Inc.	18,485	2,787
	Fortive Corp.	36,465	2,777
	PACCAR Inc.	42,017	2,766

*	TransDigm Group Inc.	6,017	2,653
	Parker-Hannifin Corp.	16,031	2,442
	Stanley Black & Decker Inc.	18,778	2,389
*	United Continental Holdings Inc.	30,425	2,363
	Cintas Corp.	10,629	2,358
	L3 Technologies Inc.	9,694	2,347
	AMETEK Inc.	28,357	2,322
	Republic Services Inc. Class A	27,019	2,286
*	CoStar Group Inc.	4,438	2,262
	Rockwell Automation Inc.	14,921	2,221
*	Mettler-Toledo International Inc.	3,046	2,203
*	Waters Corp.	9,318	1,870
*	Copart Inc.	25,138	1,797
*	Keysight Technologies Inc.	23,230	1,745
	Xylem Inc.	22,212	1,649
	Dover Corp.	17,952	1,605
	Expeditors International of Washington Inc.	21,387	1,488
	WW Grainger Inc.	5,630	1,473
	IDEX Corp.	9,503	1,451
	Kansas City Southern	12,526	1,419
	American Airlines Group Inc.	51,413	1,400
	Textron Inc.	30,074	1,362
	CH Robinson Worldwide Inc.	16,983	1,352
*	Trimble Inc.	30,986	1,236
	Wabtec Corp.	19,130	1,193
	Arconic Inc.	53,865	1,180
	Jacobs Engineering Group Inc.	15,620	1,176
	Allegion plc	11,772	1,142
*	Zebra Technologies Corp.	6,551	1,123
	Avery Dennison Corp.	10,791	1,123
*	United Rentals Inc.	9,894	1,089
	Booz Allen Hamilton Holding Corp. Class A	17,147	1,083
	Huntington Ingalls Industries Inc.	5,243	1,075
	Snap-on Inc.	6,840	1,066
	Old Dominion Freight Line Inc.	8,042	1,065
	Spirit AeroSystems Holdings Inc. Class A	13,084	1,060
*	Teledyne Technologies Inc.	4,386	1,034
	Graco Inc.	20,617	974
	Carlisle Cos. Inc.	7,295	973
	JB Hunt Transport Services Inc.	10,787	918
*	HD Supply Holdings Inc.	22,060	915
	Nordson Corp.	7,240	909
	HEICO Corp. Class A	9,239	908
*	Middleby Corp.	6,778	884
	Alaska Air Group Inc.	14,744	858
*	Sensata Technologies Holding plc	20,052	856
	Toro Co.	12,731	830
	FLIR Systems Inc.	16,840	814
*,^ XPO Logistics Inc.		15,209	792
	Hubbell Inc. Class B	6,770	775
	Robert Half International Inc.	14,419	774
	Xerox Corp.	25,005	765
	Donaldson Co. Inc.	15,971	758
	Flowserve Corp.	16,229	754
	Genpact Ltd.	20,250	732
	AO Smith Corp.	17,791	721
*	Genesee & Wyoming Inc. Class A	7,234	689

Pentair plc	19,537	680
Rollins Inc.	18,064	679
ManpowerGroup Inc.	7,710	659
* JetBlue Airways Corp.	37,874	653
Quanta Services Inc.	18,326	637
ITT Inc.	10,997	634
* AECOM	19,634	626
Oshkosh Corp.	8,754	623
Curtiss-Wright Corp.	5,509	614
HEICO Corp.	4,920	598
Lincoln Electric Holdings Inc.	7,770	590
BWX Technologies Inc.	12,373	576
Allison Transmission Holdings Inc.	13,910	576
* Kirby Corp.	7,368	570
AGCO Corp.	8,172	544
* Gardner Denver Holdings Inc.	15,782	536
National Instruments Corp.	13,199	509
Crane Co.	6,484	496
Littelfuse Inc.	2,986	487
Fluor Corp.	17,419	483
nVent Electric plc	20,527	473
* Stericycle Inc.	10,201	473
Landstar System Inc.	4,733	456
Air Lease Corp. Class A	12,520	451
Knight-Swift Transportation Holdings Inc.	15,023	415
* Clean Harbors Inc.	6,118	392
Macquarie Infrastructure Corp.	9,501	379
Regal Beloit Corp.	5,112	372
MSC Industrial Direct Co. Inc. Class A	5,218	369
Trinity Industries Inc.	18,499	357
Ryder System Inc.	6,698	338
Copa Holdings SA Class A	3,738	335
* Resideo Technologies Inc.	15,818	311
* WESCO International Inc.	6,434	301
* Colfax Corp.	10,173	255
* Welbilt Inc.	15,088	233
Terex Corp.	7,920	212
* Conduent Inc.	22,149	197
Schneider National Inc. Class B	5,366	90
^ ADT Inc.	12,927	76
* Gates Industrial Corp. plc	4,854	55
		323,032
Technology (21.6%)
Microsoft Corp.	942,412	116,557
Apple Inc.	590,500	103,379
* Facebook Inc. Class A	295,635	52,466
* Alphabet Inc. Class C	37,727	41,637
* Alphabet Inc. Class A	37,272	41,241
Cisco Systems Inc.	563,990	29,344
Intel Corp.	559,798	24,653
* Adobe Inc.	61,147	16,565
Oracle Corp.	300,179	15,189
International Business Machines Corp.	114,269	14,511
* salesforce.com Inc.	90,428	13,692
Broadcom Inc.	50,440	12,693
Texas Instruments Inc.	119,567	12,472
QUALCOMM Inc.	150,699	10,070

NVIDIA Corp.	72,370	9,803
Intuit Inc.	30,712	7,520
* ServiceNow Inc.	22,098	5,788
Applied Materials Inc.	118,513	4,585
* Micron Technology Inc.	139,127	4,537
Analog Devices Inc.	45,900	4,435
Cognizant Technology Solutions Corp. Class A	71,391	4,421
* Autodesk Inc.	27,268	4,388
Activision Blizzard Inc.	93,562	4,058
* Red Hat Inc.	21,990	4,053
NXP Semiconductors NV	42,119	3,713
* Workday Inc. Class A	18,044	3,683
HP Inc.	193,148	3,608
* Electronic Arts Inc.	36,826	3,428
Lam Research Corp.	18,951	3,309
* Twitter Inc.	88,845	3,237
Xilinx Inc.	31,630	3,236
Amphenol Corp. Class A	36,663	3,190
* Advanced Micro Devices Inc.	116,330	3,189
Motorola Solutions Inc.	20,101	3,014
Corning Inc.	97,907	2,824
* IHS Markit Ltd.	48,166	2,764
Harris Corp.	14,686	2,749
* VeriSign Inc.	12,766	2,489
Hewlett Packard Enterprise Co.	173,709	2,383
Microchip Technology Inc.	28,887	2,312
* Palo Alto Networks Inc.	11,289	2,259
* Cadence Design Systems Inc.	34,612	2,200
* Synopsys Inc.	18,342	2,136
KLA-Tencor Corp.	20,189	2,081
* Splunk Inc.	18,198	2,074
* IAC/InterActiveCorp	9,221	2,036
* ANSYS Inc.	10,332	1,855
NetApp Inc.	31,297	1,853
CDW Corp.	18,167	1,788
Maxim Integrated Products Inc.	33,709	1,773
* Arista Networks Inc.	7,154	1,750
* Gartner Inc.	10,968	1,659
DXC Technology Co.	33,266	1,581
VMware Inc. Class A	8,926	1,580
Citrix Systems Inc.	16,719	1,574
* Atlassian Corp. plc Class A	12,473	1,570
* GoDaddy Inc. Class A	20,904	1,555
Marvell Technology Group Ltd.	68,747	1,533
* Take-Two Interactive Software Inc.	13,850	1,498
SS&C Technologies Holdings Inc.	26,701	1,486
* Twilio Inc. Class A	11,242	1,484
* Akamai Technologies Inc.	19,643	1,480
Symantec Corp.	78,944	1,479
Skyworks Solutions Inc.	21,532	1,435
Western Digital Corp.	35,957	1,338
Leidos Holdings Inc.	17,513	1,319
* Paycom Software Inc.	5,970	1,266
* Fortinet Inc.	17,463	1,266
* PTC Inc.	14,603	1,228
* Okta Inc.	10,811	1,224
* Dell Technologies Inc.	18,666	1,112

* Zendesk Inc.	13,059	1,100
* EPAM Systems Inc.	6,366	1,099
Juniper Networks Inc.	42,178	1,038
* Guidewire Software Inc.	10,180	1,023
* RingCentral Inc. Class A	8,483	1,017
Amdocs Ltd.	17,037	1,012
* Black Knight Inc.	17,798	1,009
* Tyler Technologies Inc.	4,709	1,005
* Tableau Software Inc. Class A	8,890	1,000
* Aspen Technology Inc.	8,641	982
* F5 Networks Inc.	7,348	971
Teradyne Inc.	22,202	936
* Qorvo Inc.	15,184	929
* ON Semiconductor Corp.	51,711	918
Cognex Corp.	20,533	834
Cypress Semiconductor Corp.	44,606	795
Universal Display Corp.	5,169	759
CDK Global Inc.	15,478	749
* GrubHub Inc.	11,301	736
* Proofpoint Inc.	6,279	705
Sabre Corp.	33,442	678
* Arrow Electronics Inc.	10,608	665
* Nuance Communications Inc.	34,698	596
* Zynga Inc. Class A	94,646	595
Monolithic Power Systems Inc.	5,088	592
* IPG Photonics Corp.	4,563	571
* DocuSign Inc. Class A	9,887	554
* Manhattan Associates Inc.	8,149	533
Avnet Inc.	12,900	527
* RealPage Inc.	8,912	520
* Teradata Corp.	14,334	492
Dolby Laboratories Inc. Class A	7,804	484
* Nutanix Inc.	16,848	473
^ Match Group Inc.	6,643	456
MKS Instruments Inc.	6,379	456
* NCR Corp.	14,732	451
Jabil Inc.	18,061	444
LogMeIn Inc.	5,983	430
* CommScope Holding Co. Inc.	24,207	391
* Ceridian HCM Holding Inc.	6,758	332
* FireEye Inc.	22,725	332
Pegasystems Inc.	4,504	325
* Coherent Inc.	2,890	318
* Pure Storage Inc. Class A	19,432	308
* EchoStar Corp. Class A	6,137	263
^ Ubiquiti Networks Inc.	1,804	217
* Pluralsight Inc. Class A	6,474	206
* Covetrus Inc.	7,007	173
* SolarWinds Corp.	5,542	97
* Elastic NV	1,008	83
Switch Inc.	4,622	57
		688,893
Utilities (5.2%)
Verizon Communications Inc.	514,396	27,957
AT&T Inc.	904,026	27,645
NextEra Energy Inc.	59,485	11,791
Duke Energy Corp.	88,839	7,606

	Dominion Energy Inc.			94,455	7,101
	Southern Co.			128,191	6,858
	Exelon Corp.			120,215	5,780
	American Electric Power Co. Inc.			61,403	5,288
	Sempra Energy			34,062	4,478
	Public Service Enterprise Group Inc.			62,786	3,689
	Xcel Energy Inc.			63,095	3,618
	Consolidated Edison Inc.			38,764	3,345
	WEC Energy Group Inc.			39,209	3,158
	Eversource Energy			39,291	2,901
	DTE Energy Co.			22,537	2,828
*	T-Mobile US Inc.			38,238	2,808
	PPL Corp.			89,595	2,666
	American Water Works Co. Inc.			22,419	2,534
	FirstEnergy Corp.			60,340	2,488
	Edison International			39,434	2,341
	Ameren Corp.			30,124	2,209
	Entergy Corp.			22,352	2,170
	CMS Energy Corp.			34,862	1,956
	Evergy Inc.			32,354	1,881
	CenterPoint Energy Inc.			62,197	1,769
	Atmos Energy Corp.			14,221	1,448
	Alliant Energy Corp.			29,138	1,383
	AES Corp.			82,265	1,300
	Pinnacle West Capital Corp.			13,754	1,292
	NiSource Inc.			45,997	1,281
	CenturyLink Inc.			118,404	1,237
	NRG Energy Inc.			35,981	1,225
	Vistra Energy Corp.			49,121	1,157
	UGI Corp.			21,377	1,103
*	PG&E Corp.			64,185	1,098
	Aqua America Inc.			26,012	1,029
	OGE Energy Corp.			24,161	1,004
*	Zayo Group Holdings Inc.			28,027	917
	MDU Resources Group Inc.			23,874	589
*	Sprint Corp.			81,532	560
	Hawaiian Electric Industries Inc.			13,231	550
	National Fuel Gas Co.			9,888	527
	Avangrid Inc.			7,040	352
	Telephone & Data Systems Inc.			11,996	346
*	United States Cellular Corp.			1,380	60
					165,323
Total Common Stocks (Cost $2,506,820)					3,181,045
		Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
3,4 Vanguard Market Liquidity Fund		2.527%		88,071	8,809

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	2.502%	6/20/19	700	699
Total Temporary Cash Investments (Cost $9,508)					9,508

Total Investments (100.1%) (Cost $2,516,328)	3,190,553
Other Assets and Liabilities-Net (-0.1%)4	(2,280)
Net Assets (100%)	3,188,273

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,798,000.
§	Security value determined using significant unobservable inputs.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2	“Other” represents securities that are not classified by the fund's benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $6,073,000 of collateral received for securities on loan, of which $5,870,000 is held in Vanguard Market Liquidity Fund and $203,000 is held in cash.
5	Securities with a value of $469,000 have been segregated as initial margin for open futures contracts. CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	60	8,258 (275)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered

Russell 1000 Index Fund

into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,181,032	—	13
Temporary Cash Investments	8,809	699	—
Futures Contracts—Liabilities[1]	(113)	—	—
Total	3,189,728	699	13

1 Represents variation margin on the last day of the reporting period .